Share capital - Founders’ warrants (Details) - BSPCE	12 Months Ended
Dec. 31, 2025 patient employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of threshold | patient	500
Former employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted	2
Former Executive Board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted	2